PORTFOLIO OF INVESTMENTS
Voya Retirement Growth Portfolio	as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.9%
1,785,445	Schwab U.S. TIPS ETF	$101,341,858	3.9

	Total Exchange-Traded Funds (Cost $100,587,306)	101,341,858	3.9

MUTUAL FUNDS: 96.1%
	Affiliated Investment Companies: 96.1%
1,134	Voya Australia Index Portfolio - Class I	9,205	0.0
14,030,175	Voya Emerging Markets Index Portfolio - Class I	153,770,723	6.0
33,829,087	Voya International Index Portfolio - Class I	333,216,510	13.0
16,170,761	Voya RussellTM Mid Cap Index Portfolio - Class I	206,338,909	8.0
10,014,281	Voya RussellTM Small Cap Index Portfolio - Class I	130,385,936	5.1
48,508,948	Voya U.S. Bond Index Portfolio - Class I	532,143,158	20.8
70,163,833	Voya U.S. Stock Index Portfolio - Class I	1,107,185,292	43.2

	Total Mutual Funds (Cost $2,383,247,433)	2,463,049,733	96.1

	Total Investments in Securities (Cost $2,483,834,739)	$2,564,391,591	100.0
	Liabilities in Excess of Other Assets	(314,467)	–
	Net Assets	$2,564,077,124	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$101,341,858	$–	$–	$101,341,858
Mutual Funds	2,463,049,733	–	–	2,463,049,733
Total Investments, at fair value	$2,564,391,591	$–	$–	$2,564,391,591

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$49,481,579	$4,181,646	$(57,212,243)	$3,558,223	$9,205	$4,139,390	$567,046	$-
Voya Emerging Markets Index Portfolio - Class I	198,002,353	31,193,365	(71,841,886)	(3,583,109)	153,770,723	4,885,048	12,861,969	-
Voya Euro STOXX 50® Index Portfolio - Class I	179,675,732	12,083,507	(204,468,243)	12,709,004	-	9,047,950	6,519,461	397,752
Voya FTSE 100 Index® Portfolio - Class I	111,460,367	15,834,001	(151,707,087)	24,412,719	-	9,228,041	(26,024,761)	3,676,432
Voya Hang Seng Index Portfolio - Class I	12,471,301	4,032,170	(17,598,749)	1,095,278	-	705,863	(3,904,467)	2,721,391
Voya International Index Portfolio - Class I	-	334,229,118	(1,618,561)	605,953	333,216,510	-	22,540	-
Voya Japan TOPIX Index® Portfolio - Class I	117,444,474	25,018,988	(150,706,721)	8,243,259	-	4,602,459	(15,810,811)	13,587,373
Voya RussellTM Mid Cap Index Portfolio - Class I	248,982,632	51,952,734	(113,231,054)	18,634,597	206,338,909	3,974,469	(16,446,162)	44,794,033
Voya RussellTM Small Cap Index Portfolio - Class I	124,268,952	27,583,207	(22,383,773)	917,550	130,385,936	1,397,721	1,881,642	13,475,555
Voya U.S. Bond Index Portfolio - Class I	619,470,485	70,442,219	(194,584,105)	36,814,559	532,143,158	10,757,005	1,910,250	-
Voya U.S. Stock Index Portfolio - Class I	834,331,314	320,727,689	(130,648,778)	82,775,067	1,107,185,292	3,074,411	15,623,376	61,927,417
	$2,495,589,189	$897,278,645	$(1,116,001,201)	$186,183,100	$2,463,049,733	$51,812,357	$(22,799,917)	$140,579,953

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Retirement Growth Portfolio	as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,505,460,045.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$105,747,556
Gross Unrealized Depreciation	(46,816,010)

Net Unrealized Appreciation	$58,931,546